SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE (Details)	Jun. 30, 2026
Building [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Building [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment useful life	50 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Automobiles [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment useful life	5 years